Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash in banks		$ 676
Due from NexPhase Lighting	659,220	405,528
Assets attributable to discontinued operations	6,043,458	3,209,574
Total current assets	6,702,678	3,615,778
Fixed assets:
Property and Equipment - Net	4,890	5,865
Other assets:
Security Deposits	7,589	7,589
Deposit on acquisition	105,000
Total other assets	112,589	7,589
Total assets	6,820,157	3,629,232
Current liabilities:
Bank overdraft	4,721
Accounts Payable	12,815
Accrued Interest	62,657	26,767
Accrued Employee Compensation		538,000
Advances from non-affiliated related parties	35,490	1,100
Notes payable, non-affiliated related parties	562,798	330,206
Notes payable, third parties	274,486	229,545
Liabilities attributable to discontinued operations	3,679,880	801,110
Total current liabilities	4,632,847	1,926,728
Other liabilities
Total liabilities	4,632,847	1,926,728
Commitments and contingencies (Note 10)
STOCKHOLDERS' DEFICIT
Series A preferred stock, 150,000 shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively	150	150
Series B preferred stock, nil shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively
Common stock $.001 par value 5,000,000,000 and 2,000,000,000 shares authorized, 648,391,560 and 923,444 shares issued and 648,391,316 and 923,200 shares outstanding at September 30, 2012 and December 31, 2011, respectively	648,391	923
Additional paid-in capital	6,094,884	4,353,363
Treasury stock, at cost (244 shares)	(61,000)	(61,000)
Deficit accumulated during the exploration stage	(4,495,115)	(2,590,932)
Total stockholders' equity (deficit)	2,187,310	1,702,504
Total liabilities and stockholders' equity (deficit)	$ 6,820,157	$ 3,629,232